CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Hedges of net investments in foreign operations [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Foreign currency translation reserve [member] [1]	Remeasurement of defined benefit plan [member]	Retained earnings [member]	Reserve of disposal group held for sale [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2021	₺ 46,684,221	₺ (1,052,713)	₺ 137,360	₺ 11,093	₺ 34,182,534	₺ (213,810)	₺ (6,198,667)	₺ 620,014	₺ (8,028,252)	₺ (15,977,840)	₺ (849,866)	₺ 106,188,621		₺ 155,502,695	₺ (801)	₺ 155,501,894
Profit/ (loss) for the year												9,933,888		9,933,888	(2,281)	9,931,607
Other comprehensive income, net of income tax						(124,182)	(116,651)	3,171,987	(2,507,188)	(2,361,827)	(2,109,368)			(4,047,229)		(4,047,229)
Total comprehensive income						(124,182)	(116,651)	3,171,987	(2,507,188)	(2,361,827)	(2,109,368)	9,933,888		5,886,659	(2,281)	5,884,378
Transfers to legal reserves					1,023,919							(1,023,919)
Dividend paid		26,515										(3,452,867)		(3,426,352)		(3,426,352)
Other			₺ (137,360)									83,618		(53,742)	12,353	(41,389)
Ending balance at Dec. 31, 2022	46,684,221	(1,026,198)		11,093	35,206,453	(337,992)	(6,315,318)	3,792,001	(10,535,440)	(18,339,667)	(2,959,234)	111,729,341		157,909,260	9,271	157,918,531
Profit/ (loss) for the year												18,125,305		18,125,305	(31,402)	18,093,903
Other comprehensive income, net of income tax						208,032	(1,676,558)	2,308,183	(166,512)	3,420,580	3,495			4,097,220		4,097,220
Total comprehensive income						208,032	(1,676,558)	2,308,183	(166,512)	3,420,580	3,495	18,125,305		22,222,525	(31,402)	22,191,123
Transfers to legal reserves					485,325							(485,325)
Dividend paid		29,181										(3,587,787)		(3,558,606)		(3,558,606)
Acquisition of treasury shares		(73,279)												(73,279)		(73,279)
Acquisition of subsidiary															3,428	3,428
Discontinued operations										(8,865,132)			₺ 8,865,132
Ending balance at Dec. 31, 2023	46,684,221	(1,070,296)		11,093	35,691,778	(129,960)	(7,991,876)	6,100,184	(10,701,952)	(23,784,219)	(2,955,739)	125,781,534	8,865,132	176,499,900	(18,703)	176,481,197
Profit/ (loss) for the year												23,523,425		23,523,425	(8,563)	23,514,862
Other comprehensive income, net of income tax						75,697	1,224,035	(392,156)	1,133,449	1,571,365	(132,763)		(8,865,132)	(5,385,505)		(5,385,505)
Total comprehensive income						75,697	1,224,035	(392,156)	1,133,449	1,571,365	(132,763)	23,523,425	₺ (8,865,132)	18,137,920	(8,563)	18,129,357
Transfers to legal reserves					844,008							(844,008)
Dividend paid		70,139			(1,430,226)							(5,954,534)		(7,314,621)		(7,314,621)
Acquisition of treasury shares		(327,996)												(327,996)		(327,996)
Acquisition of subsidiary				30,844										30,844		30,844
Transactions with non controlling interests												(59,517)		(59,517)	21,517	(38,000)
Other															₺ 5,749	5,749
Ending balance at Dec. 31, 2024	₺ 46,684,221	₺ (1,328,153)		₺ 41,937	₺ 35,105,560	₺ (54,263)	₺ (6,767,841)	₺ 5,708,028	₺ (9,568,503)	₺ (22,212,854)	₺ (3,088,502)	₺ 142,446,900		₺ 186,966,530		₺ 186,966,530

[1]	Included in Reserves in the consolidated statement of financial position.